Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Entity Joint Ventures
Details of each of the Company’s joint ventures at December 31, 2024 and 2025 are as follows:

		Proportion of ownership interest held by the Company
Name of joint venture	Principal activity	December 31, 2024	December 31, 2025
Spacegas Inc.	Ownership and operation of the vessel “Gas Defiance” 3	50.1%	50.1%
Financial Power Inc.	Ownership and operation of the vessel “Gas Shuriken” 4	50.1%	50.1%
Cannes View Inc.	Ownership and operation of the vessel “Gas Haralambos” 5	50.1%	—
Colorado Oil and Gas Inc.	Ownership and operation of the vessel “Eco Lucidity” 5	50.1%	—
MGC Agressive Holdings Inc.	Ownership and operation of the vessels “Eco Etheral” 1 and “Eco Sorcerer” 2	51.0%	51.0%

1	The vessel Gaschem Bremen was renamed to Eco Ethereal on April 18, 2023 and was sold to an unrelated party on April 23, 2024.
2	The vessel Eco Sorcerer was delivered to the fleet on October 6, 2023.
3	The vessel Gas Defiance was sold to the Company on November 4, 2024 (Note 3).
4	The vessel Gas Shuriken was sold to an unrelated party on January 21, 2025.
5
The vessels Gas Haralambos and Eco Lucidity were transferred to the Company due to acquisition of the remaining 49.9% ownership interest in Cannes View Inc. & Colorado Oil and Gas Inc. respectively, on June 13, 2025 (Note 3).

Schedule of Equity Investment Activity
Below is a table of equity investment activity:

	Year Ended December 31,
	2024	2025
Beginning balance	$39,671,603	$27,717,238
Derecognition of joint venture investments due to acquisition of control	—	(6,702,526)
Dividends received	(27,577,201)	(2,634,000)
Equity earnings	15,622,836	5,086,641

Investments in joint ventures	$27,717,238	$23,467,353